Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Net sales	$ 747,997	$ 723,062	$ 812,171	$ 774,252	$ 737,521	$ 714,167	$ 833,165	$ 793,484	$ 3,057,482	$ 3,078,337	$ 3,139,296
Cost of sales	690,761	645,170	693,346	679,151	666,884	643,578	727,607	704,971	2,708,428	2,743,040	2,698,031
Selling, general and administrative									234,773	275,895	301,465
Depreciation									55,915	53,736	51,533
Amortization									9,366	9,418	9,394
Equity in (earnings) losses of investees									(258)	33,433	6,314
Reserve for (recovery of) grower receivables, net									(1,067)	(664)	32,967
Restructuring and relocation costs									480	35,429	5,852
Goodwill and trademark impairment									0	181,884	0
Operating income (loss)	(17,022)	1,153	40,576	25,138	(204,893)	(66,104)	17,597	(434)	49,845	(253,834)	33,740
Interest income									2,856	3,131	4,204
Interest expense									(61,144)	(45,299)	(51,586)
Loss on debt extinguishment									(6,275)	0	(11,722)
Other income (expense), net									3,522	(1,793)	0
Loss from continuing operations before income taxes									(11,196)	(297,795)	(25,364)
Income tax (expense) benefit									(4,619)	(105,239)	82,200
Income (loss) from continuing operations									(15,815)	(403,034)	56,836
Loss from discontinued operations, net of income taxes									0	(1,983)	0
Net income (loss)	$ (31,478)	$ (17,814)	$ 31,100	$ 2,377	$ (332,629)	$ (66,754)	$ 5,508	$ (11,142)	$ (15,815)	$ (405,017)	$ 56,836
Continuing operations (in usd per share)	$ (0.67)	$ (0.38)	$ 0.67	$ 0.05	$ (7.14)	$ (1.45)	$ 0.12	$ (0.24)	$ (0.34)	$ (8.75)	$ 1.25
Discontinued operations (in usd per share)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.04)	$ 0	$ 0	$ 0	$ 0.00	$ (0.04)	$ 0.00
Earnings (loss) per common share - basic (in usd per share)	$ (0.67)	$ (0.38)	$ 0.67	$ 0.05	$ (7.18)	$ (1.45)	$ 0.12	$ (0.24)	$ (0.34)	$ (8.79)	$ 1.25
Continuing operations (in usd per share)	$ (0.67)	$ (0.38)	$ 0.66	$ 0.05	$ (7.14)	$ (1.45)	$ 0.12	$ (0.24)	$ (0.34)	$ (8.75)	$ 1.23
Discontinued operations (in usd per share)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.04)	$ 0	$ 0	$ 0	$ 0.00	$ (0.04)	$ 0.00
Earnings (loss) per common share - diluted (in usd per share)	$ (0.67)	$ (0.38)	$ 0.66	$ 0.05	$ (7.18)	$ (1.45)	$ 0.12	$ (0.24)	$ (0.34)	$ (8.79)	$ 1.23